Net Income per Share	12 Months Ended
Dec. 31, 2021
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2019, 2020 and 2021, options to purchase ordinary shares and RSUs of 1.0 million, 0.7 million and 1.4 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the years ended December 31, 2019, 2020 and 2021, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 0.4 million, 0.9 million and 0.4 million, respectively. For each of the years ended December 31, 2019, 2020 and 2021, 6.8 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	494,675	313,364	428,319
Denominator:
Weighted average ordinary shares outstanding	225,452	226,921	228,814
Basic net income per share attributable to Weibo’s shareholders	2.19	1.38	1.87
Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	494,675	313,364	428,319
Denominator:
Weighted average ordinary shares outstanding	225,452	226,921	228,814
Effects of dilutive securities
Stock options	153	71	68
Unvested restricted share units	807	645	1,324
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	226,412	227,637	230,206
Diluted net income per share attributable to Weibo’s shareholders	2.18	1.38	1.86